Lease obligations	12 Months Ended
Dec. 31, 2025
Disclosure of Leases [Abstract]
Lease obligations	Lease obligations:

	2025	2024
Opening lease obligations	$818,205	$872,120
Additions, net of disposals	54,682	90,486
Acquired balances[1]	16,587	—
Interest expense	50,470	54,560
Lease payments	(183,903)	(195,807)
Effect of movements in exchange rates and other	(858)	(3,154)
Lease obligations at December 31	755,183	818,205
Less: current portion	(113,129)	(122,744)
Lease obligations - non current portion	$642,054	$695,461
[1] Refer to Note 27 - Agreement to acquire OCI Global's methanol business for further details.
The Company incurs lease payments related to ocean vessels, terminal facilities, rail cars, vehicles and equipment, and office facilities. Leases are entered into and exited in coordination with specific business requirements which includes the assessment of the appropriate durations for the related leased assets.
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2025:

	Lease payments	Interest component	Lease obligations
2026	$158,459	$45,330	$113,129
2027	137,055	38,990	98,065
2028	126,705	31,467	95,238
2029	116,626	24,701	91,925
2030	89,625	19,071	70,554
Thereafter	355,234	68,962	286,272
	$983,704	$228,521	$755,183

Variable lease payments and short-term and low value leases
Certain leases contain non-lease components, excluded from the right-of-use asset and lease liability, related to operating charges for ocean vessels and terminal facilities. The total expense recognized in cost of sales relating to operating charges for 2025 was $86.5 million (2024 - $90.9 million). Short-term leases are leases with a lease term of twelve months or less while low-value leases are comprised of information technology and miscellaneous equipment. Such items recognized within cost of sales in 2025 were $0.6 million (2024 - $0.4 million).
Extension options
Some leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses, at lease commencement, whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Total potential future lease payments not included in the lease liabilities should the Company exercise these extension options totals $90.9 million (2024 - $56.5 million).

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$523,823	$1,476
Terminals and tanks	190,206	75,786
Other	41,154	13,598
Total	$755,183	$90,860
Leases not yet commenced
As at December 31, 2025, the Company has entered into lease agreements for which the leases have not yet commenced. Total exposure to undiscounted future cash outflows not reflected in lease liabilities is $9.6 million (2024 - $2.8 million). The leases not yet commenced as at December 31, 2025 related to the addition of 1 new ocean vessel in 2026 with a 1-year term, 1 new ocean vessel in 2026 with an 8-month term, and 2 new railcar leases with 5-year terms. The leases not yet commenced as at December 31, 2024 related to 1 new ocean vessel in 2025 with a 1-year term.